Property, plant and equipment (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Exim Financing Facility [Member]
IfrsStatementLineItems [Line Items]
Finance costs	$ 472	$ 0